EXHIBIT 99.23

INFINITY DATA COMPARE REPORT

Tape Discrepancies

Scienna Id	Loan #1	Verus ID	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
xxxxxx	xxxxxx	777713	Disbursement Date	xxxxxx	xxxxxx	-1 (Days)		Final CD reflects disbursement date is xxxxxx	Initial
xxxxxx	xxxxxx	776759	Disbursement Date	xxxxxx	xxxxxx	-3 (Days)		Final CD reflects disbursement date is xxxxxx.	Initial
xxxxxx	xxxxxx	777332	Original Appraised Value	xxxxxx	xxxxxx	xxxxxx	29.62962%	The Appraisal dated xxxxxx reflects the Original Appraised value as $xxxxxx.	Initial
xxxxxx	xxxxxx	777708	Disbursement Date	xxxxxx	xxxxxx	1 (Days)		Final CD reflects disbursement date is xxxxxx.	Initial
xxxxxx	xxxxxx	778697	Disbursement Date	xxxxxx	xxxxxx	-3 (Days)		Final CD reflects disbursement date is xxxxxx	Initial
xxxxxx	xxxxxx	780643	B1 Credit Score	671	712	-41	-5.75842%	The credit report dated 09/23/2022 reflects B1 Credit Score as 671.	Initial
xxxxxx	xxxxxx	777334	Disbursement Date	xxxxxx	xxxxxx	-1 (Days)		Final CD reflects disbursement date is xxxxxx	Initial
xxxxxx	xxxxxx	780645	Loan Documentation Type	Alternative	Full Documentation			Loan documentation type is Alternative.	Initial
xxxxxx	xxxxxx	775453	Disbursement Date	xxxxxx	xxxxxx	-1 (Days)		Final CD reflects disbursement date is xxxxxx	Initial